UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 48.2%

                 BRAZIL - 7.5%
        125,316  Banco Bradesco S.A., ADR .................................................    $ 1,739,386
         22,000  Lojas Renner S.A..........................................................        634,499
         27,454  Multiplan Empreendimentos Imobiliarios S.A., Preference Shares ...........        657,395
         93,000  Petroleo Brasileiro S.A., ADR ............................................      1,555,890
         66,500  Souza Cruz S.A............................................................        795,432
         58,267  Ultrapar Participacoes S.A................................................      1,430,450
         84,104  Vale S.A., ADR ...........................................................      1,312,863
         21,842  Vale S.A., Preference Shares, ADR ........................................        310,375
                                                                                             -------------
                                                                                                 8,436,290
                                                                                             -------------

                 CHILE - 0.8%
         32,728  Banco Santander Chile S.A., ADR ..........................................        860,419
                                                                                             -------------

                 CHINA - 1.1%
      1,070,000  PetroChina Co., Ltd., Class H ............................................      1,180,932
                                                                                             -------------

                 HONG KONG - 5.9%
        311,600  AIA Group Ltd.............................................................      1,464,409
        208,500  China Mobile Ltd..........................................................      2,329,389
        202,000  Hang Lung Group Ltd.......................................................      1,078,249
        640,000  Swire Pacific Ltd., B Shares .............................................      1,485,320
         89,600  Swire Properties Ltd......................................................        251,267
                                                                                             -------------
                                                                                                 6,608,634
                                                                                             -------------

                 HUNGARY - 0.8%
         55,000  Richter Gedeon Nyrt ......................................................        956,948
                                                                                             -------------

                 INDIA - 5.8%
         20,000  GlaxoSmithKline Pharmaceuticals Ltd.......................................        788,452
         13,000  Grasim Industries Ltd.....................................................        549,455
         23,000  Hero Honda Motors Ltd.....................................................        738,164
         78,000  Hindustan Unilever Ltd....................................................        781,744
        110,500  Housing Development Finance Corp., Ltd....................................      1,348,928
         20,000  ICICI Bank Ltd............................................................        282,294
         23,668  Infosys Technologies Ltd..................................................      1,139,073
        112,173  ITC Ltd...................................................................        609,914
          7,428  UltraTech Cement Ltd......................................................        214,671
                                                                                             -------------
                                                                                                 6,452,695
                                                                                             -------------

                 INDONESIA - 1.1%
      2,124,000  PT Astra International Tbk ...............................................      1,183,057
                                                                                             -------------

                 ITALY - 1.2%
         28,600  Tenaris S.A., ADR ........................................................      1,337,908
                                                                                             -------------

                 KAZAKHSTAN - 0.0%
            376  BTA Bank JSC (b)..........................................................              1
                                                                                             -------------

                 MALAYSIA - 1.0%
        226,400  CIMB Group Holdings Berhad ...............................................        522,328
        120,000  Public Bank Berhad .......................................................        652,370
                                                                                             -------------
                                                                                                 1,174,698
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 MEXICO - 3.6%
         15,700  Fomento Economico Mexicano, S.A.B. de C.V., ADR ..........................    $ 1,524,313
         40,000  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ................      1,065,200
        228,200  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .......................      1,421,902
                                                                                             -------------
                                                                                                 4,011,415
                                                                                             -------------

                 PHILIPPINES - 1.5%
      1,400,000  Ayala Land, Inc...........................................................        876,206
        342,672  Bank of the Philippine Islands ...........................................        758,695
                                                                                             -------------
                                                                                                 1,634,901
                                                                                             -------------

                 POLAND - 1.0%
         20,000  Bank Pekao S.A............................................................      1,143,186
                                                                                             -------------

                 RUSSIA - 2.0%
         25,500  LUKOIL, ADR ..............................................................      1,620,780
         10,600  Magnit OJSC ..............................................................        654,550
                                                                                             -------------
                                                                                                 2,275,330
                                                                                             -------------

                 SOUTH AFRICA - 2.6%
         43,610  Massmart Holdings Ltd.....................................................        730,232
         20,978  SABMiller PLC ............................................................      1,072,672
        119,729  Truworths International Ltd...............................................      1,073,241
                                                                                             -------------
                                                                                                 2,876,145
                                                                                             -------------

                 SOUTH KOREA - 3.0%
          3,456  E-Mart Co., Ltd...........................................................        778,237
          3,200  Samsung Electronics Co., Ltd., Preference Shares .........................      2,608,417
                                                                                             -------------
                                                                                                 3,386,654
                                                                                             -------------

                 TAIWAN - 2.4%
        210,005  Taiwan Mobile Co., Ltd....................................................        745,782
        561,954  Taiwan Semiconductor Manufacturing Co., Ltd...............................      1,910,115
                                                                                             -------------
                                                                                                 2,655,897
                                                                                             -------------

                 THAILAND - 2.5%
        161,000  PTT Exploration and Production Public Co., Ltd............................        841,544
         67,200  Siam Cement Public (The) Co., Ltd.........................................        923,785
        230,600  Siam Commercial Bank Public Co., Ltd......................................      1,091,074
                                                                                             -------------
                                                                                                 2,856,403
                                                                                             -------------

                 TURKEY - 2.5%
        134,635  Akbank TAS ...............................................................        495,870
         40,444  Bim Birlesik Magazalar AS ................................................        832,886
        181,150  Haci Omer Sabanci Holding A.S.............................................        875,237
        141,000  Turkiye Garanti Bankasi AS ...............................................        555,610
                                                                                             -------------
                                                                                                 2,759,603
                                                                                             -------------

                 UNITED KINGDOM - 1.7%
         19,000  BHP Billiton PLC .........................................................        562,965

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
         56,608  Standard Chartered PLC ...................................................    $ 1,357,236
                                                                                             -------------
                                                                                                 1,920,201
                                                                                             -------------

                 UNITED STATES - 0.2%
          3,500  Yum! Brands, Inc..........................................................        249,865
                                                                                             -------------
                 TOTAL COMMON STOCKS ......................................................     53,961,182
                 (Cost $38,453,002)                                                          -------------

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 39.8%

                 ARMENIA - 0.6%
        650,000  Republic of Armenia (USD) (d) ...........       6.00%          09/30/20           634,985
                                                                                             -------------

                 BAHRAIN - 0.2%
        220,000  Bahrain Government International Bond
                    (USD) (d) ............................       6.13%          08/01/23           220,550
                                                                                             -------------

                 BRAZIL - 6.4%
        650,000  Banco Nacional de Desenvolvimento
                    Economico e Social (USD) (d) .........       5.75%          09/26/23           652,275
     13,939,000  Brazil Notas do Tesouro Nacional, Series
                    F (BRL) ..............................      10.00%          01/01/17         6,086,926
        370,000  Brazilian Government International Bond
                    (BRL) ................................       8.50%          01/05/24           151,669
        180,000  Brazilian Government International Bond
                    (USD) ................................       7.13%          01/20/37           212,400
                                                                                             -------------
                                                                                                 7,103,270
                                                                                             -------------

                 COLOMBIA - 0.1%
    130,000,000  Columbia Government International Bond
                    (COP) ................................       7.75%          04/14/21            77,586
                                                                                             -------------

                 COSTA RICA - 0.2%
        300,000  Costa Rica Government International Bond
                    (USD) ................................       4.25%          01/26/23           270,000
                                                                                             -------------

                 CROATIA - 0.6%
        600,000  Croatia Government International Bond
                    (USD) ................................       6.63%          07/14/20           639,000
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        118,000  Dominican Republic International Bond
                    (USD) ................................       8.63%          04/20/27           129,210
        200,000  Dominican Republic International Bond
                    (USD) ................................       7.50%          05/06/21           214,250
                                                                                             -------------
                                                                                                   343,460
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 GEORGIA - 0.3%
        350,000  Georgian Oil and Gas Corp. (USD) (d).....       6.88%          05/16/17     $     363,125
                                                                                             -------------

                 GHANA - 0.3%
        330,000  Republic of Ghana (USD) (d) .............       7.88%          08/07/23           321,750
                                                                                             -------------

                 HONDURAS - 0.6%
        840,000  Honduras Government International Bond
                    (USD) (d).............................       7.50%          03/15/24           716,100
                                                                                             -------------

                 HUNGARY - 2.3%
    513,000,000  Hungary Government Bond (HUF) ...........       6.75%          11/24/17         2,495,991
         30,000  Hungary Government International Bond
                    (USD) ................................       4.13%          02/19/18            29,850
                                                                                             -------------
                                                                                                 2,525,841
                                                                                             -------------

                 INDONESIA - 1.2%
  4,000,000,000  Indonesia Treasury Bond (IDR) ...........      10.00%          07/15/17           371,416
  4,500,000,000  Indonesia Treasury Bond (IDR) ...........       7.00%          05/15/27           334,082
  2,000,000,000  Indonesia Treasury Bond (IDR) ...........       6.13%          05/15/28           136,296
  5,500,000,000  Indonesia Treasury Bond (IDR) ...........      10.50%          08/15/30           538,379
                                                                                             -------------
                                                                                                 1,380,173
                                                                                             -------------

                 IRAQ - 0.2%
        280,000  Republic of Iraq (USD) ..................       5.80%          01/15/28           239,400
                                                                                             -------------

                 IVORY COAST - 0.5%
        600,000  Ivory Coast Government International Bond
                    (USD) ................................       5.75%          12/31/32           532,500
                                                                                             -------------

                 MEXICO - 3.4%
     36,500,000  Mexican Bonos (MXN) .....................       7.50%          06/03/27         3,058,337
      4,000,000  Mexican Bonos (MXN) .....................       7.75%          11/13/42           325,529
        400,000  Mexico Government International Bond
                    (USD) ................................       6.05%          01/11/40           439,400
                                                                                             -------------
                                                                                                 3,823,266
                                                                                             -------------

                 MONGOLIA - 0.4%
        490,000  Development Bank of Mongolia LLC (USD)...       5.75%          03/21/17           465,500
                                                                                             -------------

                 NIGERIA - 2.1%
    295,000,000  Nigeria Government Bond (NGN) ...........      15.10%          04/27/17         1,926,669
        450,000  Nigeria Government International Bond
                    (USD) (d) ............................       5.13%          07/12/18           457,875
                                                                                             -------------
                                                                                                 2,384,544
                                                                                             -------------

                 PAKISTAN - 0.1%
        130,000  Pakistan Government International Bond
                    (USD) ................................       6.88%          06/01/17           126,425
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 PERU - 1.8%
      2,620,000  Peru Government Bond (PEN) ..............       7.84%          08/12/20     $   1,091,359
        577,000  Peruvian Government International Bond
                    (PEN) ................................       5.20%          09/12/23           205,006
      1,740,000  Peruvian Government International Bond
                    (PEN) ................................       6.95%          08/12/31           666,011
                                                                                             -------------
                                                                                                 1,962,376
                                                                                             -------------

                 ROMANIA - 0.9%
        910,000  Romanian Government International Bond
                    (USD) ................................       6.75%          02/07/22         1,040,995
                                                                                             -------------

                 RUSSIA - 3.0%
     46,000,000  Russian Federal Bond - OFZ (RUB) ........       7.50%          02/27/19         1,466,182
      9,850,000  Russian Federal Bond - OFZ (RUB) ........       7.00%          01/25/23           300,959
     50,000,000  Russian Foreign Bond - Eurobond (RUB) ...       7.85%          03/10/18         1,602,549
                                                                                             -------------
                                                                                                 3,369,690
                                                                                             -------------

                 RWANDA - 0.2%
        200,000  Rwanda International Government Bond
                    (USD) (d) ............................       6.63%          05/02/23           176,500
                                                                                             -------------

                 SERBIA - 2.9%
        600,000  Republic of Serbia (USD) ................       5.25%          11/21/17           598,500
        850,000  Republic of Serbia (USD) ................       7.25%          09/28/21           886,125
        200,000  Republic of Serbia (USD) (d).............       7.25%          09/28/21           208,500
    137,000,000  Serbia Treasury Bills (RSD) .............        (e)           01/23/14         1,576,860
                                                                                             -------------
                                                                                                 3,269,985
                                                                                             -------------

                 SOUTH AFRICA - 2.9%
        500,000  Eskom Holdings SOC Ltd. (USD) (d) .......       6.75%          08/06/23           516,350
     16,970,000  South Africa Government Bond (ZAR) ......      10.50%          12/21/26         2,036,726
      3,300,000  South Africa Government Bond (ZAR) ......       7.00%          02/28/31           282,945
        400,000  South Africa Government International
                    Bond (USD) ...........................       5.88%          09/16/25           421,700
                                                                                             -------------
                                                                                                 3,257,721
                                                                                             -------------

                 SOUTH KOREA - 0.6%
     41,000,000  Export-Import Bank of Korea (INR) (d) ...       6.00%          02/27/14           641,016
                                                                                             -------------

                 TANZANIA - 0.6%
        680,000  Tanzania Government International Bond
                    (USD) (f).............................       6.39%          03/09/20           705,500
                                                                                             -------------

                 TURKEY - 3.0%
      3,400,000  Turkey Government Bond (TRY) ............       9.00%          01/27/16         1,704,166
      1,600,000  Turkey Government Bond (TRY) ............       6.30%          02/14/18           721,962
      1,300,000  Turkey Government Bond (TRY) ............       3.00%          02/23/22           706,182

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 TURKEY (CONTINUED)
        250,000  Turkey Government International Bond
                    (USD) ................................       6.25%          09/26/22     $     269,437
                                                                                             -------------
                                                                                                 3,401,747
                                                                                             -------------

                 UNITED ARAB EMIRATES - 1.2%
      1,090,000  Emirate of Dubai Government International
                    Bonds (USD) ..........................       7.75%          10/05/20         1,295,737
                                                                                             -------------

                 URUGUAY - 1.0%
     22,773,898  Uruguay Government International Bond,
                    Inflation Adjusted Bond (UYU) (g).....       5.00%          09/14/18         1,129,606
                                                                                             -------------

                 VENEZUELA - 1.7%
      2,150,000  Venezuela Government International Bond
                    (USD) ................................       5.75%          02/26/16         1,945,750
                                                                                             -------------

                 VIETNAM - 0.2%
        200,000  Vietnam Government International Bond
                    (USD) ................................       6.88%          01/15/16           213,250
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ..................................     44,577,348
                 (Cost $46,234,994)                                                          -------------

FOREIGN CORPORATE BONDS AND NOTES (c) - 14.8%

                 BRAZIL - 1.2%
        200,000  Banco do Estado do Rio Grande do Sul SA
                    (USD) (d).............................       7.38%          02/02/22           199,500
        350,000  OAS Financial Ltd. (USD) (d) ............       8.88%          12/29/49           318,500
        200,000  OAS Investments GmbH (USD) (d)...........       8.25%          10/19/19           202,500
        150,000  Odebrecht Finance Ltd. (USD) ............       7.50%          09/14/15           146,250
        250,000  Odebrecht Offshore Drilling Finance Ltd.
                    (USD) (d) ............................       6.75%          10/01/22           257,425
        200,000  U.S.J. Acucar e Alcool S.A. (USD) .......       9.88%          11/09/19           195,250
                                                                                             -------------
                                                                                                 1,319,425
                                                                                             -------------

                 CHILE - 0.1%
        200,000  SACI Falabella (USD) (d) ................       3.75%          04/30/23           178,750
                                                                                             -------------

                 CHINA - 0.5%
        200,000  COSL Finance BVI Ltd. (USD) (d)..........       3.25%          09/06/22           183,110
        350,000  Longfor Properties Co., Ltd. (USD) ......       6.88%          10/18/19           354,375
                                                                                             -------------
                                                                                                   537,485
                                                                                             -------------

                 COLOMBIA - 0.3%
        300,000  Ecopetrol SA (USD) ......................       5.88%          09/18/23           312,750
                                                                                             -------------

                 COSTA RICA - 0.2%
        200,000  Banco de Costa Rica (USD) (d) ...........       5.25%          08/12/18           203,510
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (c) (CONTINUED)

                 DOMINICAN REPUBLIC - 0.3%
        350,000  AES Andres Dominicana, Ltd. / Itabo
                    Dominicana, Ltd. (USD) ...............       9.50%          11/12/20     $     371,000
                                                                                             -------------

                 EL SALVADOR - 0.4%
        450,000  Telemovil Finance Co., Ltd. (USD) .......       8.00%          10/01/17           471,375
                                                                                             -------------

                 GUATEMALA - 0.4%
        400,000  Industrial Subordinated Trust (USD) .....       8.25%          07/27/21           427,252
                                                                                             -------------

                 INDIA - 0.3%
        400,000  Bharti Airtel International Netherlands
                    B.V. (USD) (d)........................       5.13%          03/11/23           362,000
                                                                                             -------------

                 INDONESIA - 0.5%
        150,000  Adaro Indonesia PT (USD) ................       7.63%          10/22/19           156,862
        440,000  Pertamina Persero PT (USD) (d) ..........       4.30%          05/20/23           381,568
                                                                                             -------------
                                                                                                   538,430
                                                                                             -------------

                 KAZAKHSTAN - 0.6%
        300,000  Kazakhstan Temir Zholy Finance B.V. (USD)
                    (d)...................................       6.95%          07/10/42           303,360
        400,000  Zhaikmunai LLP (USD) (d).................       7.13%          11/13/19           421,000
                                                                                             -------------
                                                                                                   724,360
                                                                                             -------------

                 MEXICO - 1.9%
        350,000  BBVA Bancomer S.A. (USD) (d).............       6.75%          09/30/22           363,983
        500,000  CEMEX Espana Luxembourg (USD) ...........       9.88%          04/30/19           562,500
        650,000  Offshore Drilling Holding S.A. (USD) (d)        8.38%          09/20/20           659,750
        160,000  Petroleos Mexicanos (USD) ...............       6.50%          06/02/41           166,620
        360,000  Tenedora Nemak S.A. de C.V. (USD) (d)....       5.50%          02/28/23           341,100
                                                                                             -------------
                                                                                                 2,093,953
                                                                                             -------------

                 MULTINATIONAL - 1.1%
     76,200,000  European Bank For Reconstruction &
                    Development (INR) ....................       5.25%          02/07/14         1,191,291
                                                                                             -------------

                 NIGERIA - 0.3%
        310,000  GTB Finance B.V. (USD) ..................       7.50%          05/19/16           324,725
                                                                                             -------------

                 RUSSIA - 4.5%
        450,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                    (USD) ................................       7.88%          09/25/17           497,574
        200,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                    (USD) ................................       7.75%          04/28/21           213,000
        400,000  EuroChem Mineral & Chemical Co. OJSC via
                    EuroChem GI Ltd. (USD) (d)............       5.13%          12/12/17           400,000
        230,000  Evraz Group S.A. (USD) (d) .....................6.50%          04/22/20           212,607
        200,000  Gazprom OAO Via Gaz Capital S.A.  (USD) ........4.95%          07/19/22           193,750
        400,000  Metalloinvest Finance Ltd. (USD) (d) ...........5.63%          04/17/20           388,500

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (c) (CONTINUED)

                 RUSSIA (CONTINUED)
     86,400,000  Russian Railways via RZD Capital PLC
                    (RUB) ................................       8.30%          04/02/19     $   2,687,876
        420,000  VimpelCom Holdings B.V. (USD) (d)........       5.95%          02/13/23           399,273
                                                                                             -------------
                                                                                                 4,992,580
                                                                                             -------------

                 SOUTH AFRICA - 0.2%
        220,000  Myriad International Holdings B.V.  (USD)
                    (d) ..................................       6.00%          07/18/20           232,100
                                                                                             -------------

                 TURKEY - 0.6%
        200,000  Arcelik AS (USD) (d).....................       5.00%          04/03/23           172,750
        200,000  Turkiye Sise Ve Cam Fabrikalari AS (USD)
                    (d) ..................................       4.25%          05/09/20           173,800
        300,000  Yasar Holdings S.A. via Willow No. 2
                    (USD) ................................       9.63%          10/07/15           298,125
                                                                                             -------------
                                                                                                   644,675
                                                                                             -------------

                 UKRAINE - 0.8%
        350,000  Metinvest B.V. (USD) ....................       8.75%          02/14/18           304,500
        370,000  MHP S.A. (USD) (d).......................       8.25%          04/02/20           296,074
        360,000  Mriya Agro Holding PLC (USD) (d) ........       9.45%          04/19/18           297,972
                                                                                             -------------
                                                                                                   898,546
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.6%
        600,000  Jafz Sukuk Ltd. (USD) ...................       7.00%          06/19/19           664,500
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ..................................     16,488,707
                 (Cost $17,162,531)                                                          -------------

                 TOTAL INVESTMENTS - 102.8% ...............................................    115,027,237
                 (Cost $101,850,527) (h)

                 OUTSTANDING LOAN - (5.2%) ................................................    (5,800,000)

                 NET OTHER ASSETS AND LIABILITIES - 2.4% ..................................      2,707,965
                                                                                             -------------
                 NET ASSETS - 100.0% ......................................................  $ 111,935,202
                                                                                             =============

---------------------------------------

      (a) All of these securities within the Portfolio of Investments, except for the BTA Bank JSC common stock, are available to serve as collateral for the outstanding loan.

      (b)   Non-income producing security.

      (c) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.

      (d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Fund's investment advisor. At September 30, 2013, securities noted as such amounted to $11,858,158 or 10.59% of net assets.

      (e)   Zero coupon bond.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

      (f) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2013.

      (g) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,975,070 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,798,360.

      ADR   American Depositary Receipt

Currency Abbreviations
           BRL   Brazilian Real                   PEN   Peruvian New Sol
           COP   Columbian Peso                   PHP   Philippines Peso
           GBP   British Pound Sterling           PLN   Polish Zloty
           HKD   Hong Kong Dollar                 RSD   Serbian Dinar
           HUF   Hungarian Forint                 RUB   Russian Ruble
           IDR   Indonesian Rupiah                THB   Thailand Baht
           INR   Indian Rupee                     TRY   Turkish Lira
           KRW   South Korean Won                 TWD   Taiwan New Dollar
           KZT   Kazakhstan Tenge                 USD   United States Dollar
           MXN   Mexican Peso                     UYU   Uruguayan Peso
           MYR   Malaysian Ringgit                ZAR   South African Rand
           NGN   Nigerian Naira

---------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    53,961,182  $  53,961,182  $            --  $           --
Foreign Sovereign Bonds and Notes*............       44,577,348             --       44,577,348              --
Foreign Corporate Bonds and Notes*............       16,488,707             --       16,488,707              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................      115,027,237     53,961,182       61,066,055              --
Forward Foreign Currency Contracts**..........           58,133             --           58,133              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   115,085,370  $  53,961,182  $    61,124,188  $           --
                                                ===============  =============  ===============  ==============


                                               LIABILITIES TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (311,132) $          --  $      (311,132) $           --
                                                ===============  =============  ===============  ==============

*  See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contacts for contract and currency detail.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $32,740,198 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2012 exceeding a certain threshold.



                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Sovereigns                                          36.5%
Commercial Banks                                     9.5
Oil, Gas & Consumable Fuels                          5.8
Semiconductors & Semiconductor Equipment             3.9
Real Estate Management & Development                 3.8
Wireless Telecommunication Services                  2.7
Food & Staples Retailing                             2.6
Railroad                                             2.6
Metals & Mining                                      2.4
Beverages                                            2.3
Banking                                              1.7
Automobiles                                          1.7
Construction Materials                               1.6
Pharmaceuticals                                      1.5
Industrial Other                                     1.4
Insurance                                            1.3
Tobacco                                              1.2
Thrifts & Mortgage Finance                           1.2
Energy Equipment & Services                          1.2
Chemicals                                            1.1
Supranationals                                       1.0
Government Agencies                                  1.0
Exploration & Production                             1.0
IT Services                                          1.0
Specialty Retail                                     0.9
Transportation Infrastructure                        0.9
Real Estate                                          0.9
Diversified Financial Services                       0.8
Wireless Telecom Services                            0.7
Food & Beverage                                      0.7
Household Products                                   0.7
Consumer Finance                                     0.6
Government Development Banks                         0.6
Multiline Retail                                     0.5
Integrated Oils                                      0.4
Utilities                                            0.3
Pipeline                                             0.3
Wireline Telecom Services                            0.3
Automotive                                           0.3
Manufactured Goods                                   0.3
Hotels, Restaurants & Leisure                        0.2
Media Non-Cable                                      0.2
Oil & Gas Services                                   0.2
Retail Discretionary                                 0.1
Home Improvement                                     0.1
----------------------------------------------------------
                                          Total    100.0%
                                                 =========

CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                      43.6%
INR                                       7.2
HKD                                       6.8
BRL                                       6.3
ZAR                                       5.0
TRY                                       3.9
MXN                                       3.8
RUB                                       3.3
KRW                                       2.9
THB                                       2.5
TWD                                       2.3
HUF                                       2.0
NGN                                       1.7
PHP                                       1.4
RSD                                       1.4
GBP                                       1.2
IDR                                       1.1
MYR                                       1.0
PLN                                       1.0
UYU                                       1.0
PEN                                       0.5
COP                                       0.1
KZT                                       0.0 ##
-------------------------------------------------
                              Total     100.0%
                                     ============

#  The weightings include the impact of currency forwards.
## Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

                                      % OF TOTAL
                                     FIXED-INCOME
CREDIT QUALITY(1)                    INVESTMENTS #
--------------------------------------------------
AAA                                       2.0%
AA-                                       1.0
A                                         0.3
A-                                       20.6
BBB+                                     13.5
BBB                                       9.9
BBB-                                     15.0
BB+                                       2.2
BB                                        6.0
BB-                                      15.7
B+                                        5.0
B                                         5.2
B-                                        0.2
NR                                        3.4
-------------------------------------------------
                              Total     100.0%
                                     ============

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying foreign sovereign and foreign corporate bonds and notes in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2013 (UNAUDITED)

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF      UNREALIZED
 SETTLEMENT                        AMOUNT              AMOUNT          SEPTEMBER 30,    SEPTEMBER 30,    APPRECIATION/
    DATE     COUNTERPARTY      PURCHASED (a)          SOLD (a)             2013             2013        (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
  10/21/13  CIT             ZAR      4,718,000    USD        476,021   $      468,359   $      476,021   $      (7,662)
  12/05/13  JPM             USD      2,553,112    BRL      6,153,000        2,553,112        2,734,351        (181,239)
  10/21/13  JPM             USD      1,083,552    HUF    245,327,000        1,083,552        1,114,074         (30,522)
  12/05/13  JPM             USD      1,320,157    IDR 15,525,045,000        1,320,157        1,324,640          (4,483)
  10/21/13  RBS             USD        370,939    MXN      4,763,000          370,939          363,174           7,765
  12/05/13  JPM             USD      1,412,261    PEN      4,020,000        1,412,261        1,432,083         (19,822)
  12/05/13  JPM             USD      2,267,581    RUB     76,549,000        2,267,581        2,334,985         (67,404)
  10/21/13  GSI             USD        774,881    TRY      1,519,000          774,881          749,110          25,771
  10/21/13  JPM             USD         76,121    TRY        152,000           76,121           74,960           1,161
  10/21/13  RBS             USD        529,871    TRY      1,050,000          529,871          517,818          12,053
  10/21/13  HSBC            USD        479,742    ZAR      4,718,000          479,742          468,359          11,383
                                                                                                        --------------
Net unrealized appreciation (depreciation)...........................................                    $    (252,999)
                                                                                                        ==============

(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           CIT   Citibank, NA
           GSI   Goldman Sachs International
          HSBC   HSBC Banking Corp.
           JPM   JPMorgan Chase
           RBS   Royal Bank of Scotland



                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Fund's Common Shares is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's securities will be valued as follows:

      Bond, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at their closing bid prices.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2013 (UNAUDITED)


       1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4) the financial statements of the issuer, or the financial condition of the country of issue;

       5) the credit quality and cash flow of the issuer, or country of issue, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

       1) the value of similar foreign securities traded on other foreign markets;

       2)   ADR trading of similar securities;

       3)   closed-end fund trading of similar securities;

       4)   foreign currency exchange activity;

       5) the trading prices of financial products that are tied to baskets of foreign securities;

       6)   factors relating to the event that precipitated the pricing problem;

       7)   whether the event is likely to recur; and

       8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2013 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

For the fiscal year to date period (January 1, 2013 through September 30, 2013), the amount of notional values of forward foreign currency contracts opened and closed were $32,681,960 and $68,229,748, respectively.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust/Aberdeen Emerging Opportunity Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.